MORTGAGE-BACKED SECURITIES HELD TO MATURITY (Tables)	12 Months Ended
Sep. 30, 2013
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Summary of Mortgage-Backed Securities Held to Maturity

The following tables present a summary of mortgage-backed securities held to maturity. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FHLMC participation certificates:
Fixed rate	$30	2	—	32
FNMA pass-through certificates:
Fixed rate	1	—	—	1
Balloon maturity and adjustable rate	14	—	—	14
Collateralized mortgage obligations	43,029	94	27	43,096

Total	$43,074	96	27	43,143

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FHLMC participation certificates:
Fixed rate	$37	3	—	40
FNMA pass-through certificates:
Fixed rate	3	—	—	3
Balloon maturity and adjustable rate	24	1	—	25
Collateralized mortgage obligations	25,857	390	198	26,049

Total	$25,921	394	198	26,117

Summary of Fair Value and Gross Unrealized Losses of those Mortgage-Backed Securities Held to Maturity

The following tables present a summary of the fair value and gross unrealized losses of those mortgage-backed securities held to maturity which had unrealized losses at September 30, 2013. Dollar amounts are expressed in thousands.

	Less Than 12 Months		12 Months or Longer
	Estimated Fair Value	Gross unrealized losses	Estimated Fair Value	Gross unrealized losses
Collateralized mortgage obligations	$3,255	27	$—	—

Scheduled Maturities of Mortgage-Backed Securities Held to Maturity

The scheduled maturities of mortgage-backed securities held to maturity at September 30, 2013, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from one to five years	$689	2	18	673
Due from five to ten years	23	1	—	24
Due after ten years	42,362	93	9	42,446

Total	$43,074	96	27	43,143

Schedule of Principal Balances of Pledged Mortgage-Backed Securities Held to Maturity

The principal balances of mortgage-backed securities held to maturity that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$4,772	65	—	4,837

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$19	1	—	20
FRB advance commitments	6,216	56	—	6,272

Total	$6,235	57	—	6,292